FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Marketable Securities) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	$ 113,168
Gross unrealized gains	40
Gross unrealized losses	(798)
Amortized cost	113,926
Corporate Debentures [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	98,340
Gross unrealized gains	25
Gross unrealized losses	(683)
Amortized cost	98,998
Non- U.S government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	2,711
Gross unrealized gains
Gross unrealized losses	(19)
Amortized cost	2,730
Municipal bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	11,869
Gross unrealized gains	15
Gross unrealized losses	(96)
Amortized cost	11,950
Certificate of deposits [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	248
Gross unrealized gains
Gross unrealized losses
Amortized cost	$ 248